GENERAL (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Mar. 01, 2022	Jul. 27, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Accumulated deficit			$ 100,628		$ 95,469
Net cash used in operating activities			4,134	$ 4,188
Cash, cash equivalents and restricted cash			3,921	$ 10,881	$ 4,604	$ 3,952
Net working capital			21,948
Amount of secured credit facility							$ 20,000
Remaining available secured financing							$ 6,000
Gross proceeds of subordinated debt			12,000
Registered direct offering [Member]
Proceeds from direct offering	$ 4,650
Number of ordinary shares issued	3,130,000
Number of warrants to purchase ordinary shares	4,401,585
Exercise price of warrants	$ 0.00001
Private placement [Member]
Number of ordinary shares issued	5,648,689
Exercise price of warrants	$ 0.7
Subsequent Event [Member] | Private placement [Member]
Proceeds from private warrants exercise		$ 1,740
Number of ordinary shares issued		5,648,689
Exercise price of warrants		$ 0.308
Fortress Investment Group [Member]
Amount of secured credit facility			$ 6,000
Accredited Institutional Investor [Member] | Subsequent Event [Member] | Private placement [Member]
Number of ordinary shares issued		5,648,689
Exercise price of warrants		$ 0.32